Financial Liabilities - Schedule of Change in Financial Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Issues
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities, beginning balance	€ 42,636	€ 41,176
First application of IFRS 16		0
Cash received	4,011	4,186
Cash paid	(6,728)	(3,653)
Translation differences and exchange gains and losses	(1,501)	427
Financial updates	344	494
Others movements	(13)	6
Financial liabilities, ending balance	38,749	42,636
Promissory notes and commercial paper
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities, beginning balance	2,358	2,454
First application of IFRS 16		0
Cash received	276	412
Cash paid	(343)	(512)
Translation differences and exchange gains and losses	(16)	1
Financial updates	0	1
Others movements	(2)	2
Financial liabilities, ending balance	2,273	2,358
Loans and other payables
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities, beginning balance	4,488	8,555
First application of IFRS 16		(151)
Cash received	3,121	1,138
Cash paid	(2,605)	(6,076)
Translation differences and exchange gains and losses	(290)	55
Financial updates	23	25
Others movements	(202)	942
Financial liabilities, ending balance	€ 4,535	€ 4,488